Vanguard® Institutional Index Fund
Schedule of Investments (unaudited)
As of March 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.4%)
Communication Services (10.9%)
*	Facebook Inc. Class A	19,234,887	5,665,251
*	Alphabet Inc. Class A	2,404,745	4,959,835
*	Alphabet Inc. Class C	2,304,978	4,768,147
*	Walt Disney Co.	14,515,786	2,678,453
	Comcast Corp. Class A	36,554,288	1,977,952
	Verizon Communications Inc.	33,089,193	1,924,137
*	Netflix Inc.	3,541,543	1,847,481
	AT&T Inc.	57,029,185	1,726,273
*	Charter Communications Inc. Class A	1,130,895	697,785
*	T-Mobile US Inc.	4,670,954	585,224
	Activision Blizzard Inc.	6,194,815	576,118
*	Twitter Inc.	6,382,203	406,100
	Electronic Arts Inc.	2,300,291	311,390
[1]	ViacomCBS Inc. Class B	4,700,921	212,011
*	Take-Two Interactive Software Inc.	920,248	162,608
	Omnicom Group Inc.	1,717,875	127,380
	Lumen Technologies Inc.	7,883,280	105,242
	News Corp. Class A	4,013,172	102,055
*	Live Nation Entertainment Inc.	1,147,209	97,111
	Fox Corp. Class A	2,679,910	96,772
	Interpublic Group of Cos. Inc.	3,122,425	91,175
*	Discovery Inc. Class C	2,441,176	90,055
*	DISH Network Corp. Class A	1,978,074	71,606
*,1	Discovery Inc. Class A	1,196,437	51,997
	Fox Corp. Class B	1,225,134	42,794
	News Corp. Class B	504	12
			29,374,964
Consumer Discretionary (12.4%)
*	Amazon.com Inc.	3,422,722	10,590,176
*	Tesla Inc.	6,140,255	4,101,260
	Home Depot Inc.	8,608,851	2,627,852
	NIKE Inc. Class B	10,167,136	1,351,111
	McDonald's Corp.	5,961,733	1,336,263
	Lowe's Cos. Inc.	5,845,287	1,111,657
	Starbucks Corp.	9,414,184	1,028,688
	Target Corp.	4,005,087	793,288
*	Booking Holdings Inc.	327,574	763,195
	TJX Cos. Inc.	9,601,019	635,107
	General Motors Co.	10,139,066	582,591
	Dollar General Corp.	1,959,222	396,977
	Ford Motor Co.	31,247,392	382,780
	Ross Stores Inc.	2,847,040	341,389

		Shares	Market Value ($000)
*	Chipotle Mexican Grill Inc. Class A	225,070	319,784
	eBay Inc.	5,170,325	316,631
	Marriott International Inc. Class A	2,127,552	315,112
	Aptiv plc	2,159,557	297,803
*	O'Reilly Automotive Inc.	561,476	284,809
	Hilton Worldwide Holdings Inc.	2,219,994	268,442
	Yum! Brands Inc.	2,399,372	259,564
*	AutoZone Inc.	177,385	249,102
	DR Horton Inc.	2,646,663	235,871
	Lennar Corp. Class A	2,158,290	218,484
*	Dollar Tree Inc.	1,880,703	215,265
	Best Buy Co. Inc.	1,843,271	211,626
	VF Corp.	2,569,240	205,334
*	Etsy Inc.	1,008,214	203,326
	Expedia Group Inc.	1,106,403	190,434
*	CarMax Inc.	1,299,917	172,447
	Carnival Corp.	6,377,335	169,254
	Tractor Supply Co.	930,145	164,710
	Las Vegas Sands Corp.	2,626,156	159,565
	Garmin Ltd.	1,193,950	157,422
	Royal Caribbean Cruises Ltd.	1,750,399	149,852
	Darden Restaurants Inc.	1,042,955	148,100
*	Caesars Entertainment Inc.	1,665,734	145,668
*	Ulta Beauty Inc.	450,079	139,151
	Genuine Parts Co.	1,155,111	133,519
*	NVR Inc.	27,657	130,290
	MGM Resorts International	3,285,175	124,804
*	Penn National Gaming Inc.	1,189,012	124,656
	L Brands Inc.	1,866,167	115,441
	Domino's Pizza Inc.	310,379	114,154
	PulteGroup Inc.	2,125,470	111,460
	Pool Corp.	321,491	110,991
	Whirlpool Corp.	502,470	110,719
	Wynn Resorts Ltd.	841,456	105,493
	Hasbro Inc.	1,021,855	98,221
	Advance Auto Parts Inc.	523,970	96,143
*	LKQ Corp.	2,231,540	94,461
	Tapestry Inc.	2,220,755	91,517
*	Mohawk Industries Inc.	471,758	90,724
	BorgWarner Inc.	1,911,575	88,621
	Newell Brands Inc.	3,018,238	80,828
*	Norwegian Cruise Line Holdings Ltd.	2,900,105	80,014
	PVH Corp.	566,939	59,925
	Hanesbrands Inc.	2,795,061	54,979
	Gap Inc.	1,643,940	48,956
	Leggett & Platt Inc.	1,064,158	48,579
	Ralph Lauren Corp. Class A	385,686	47,501
*	Under Armour Inc. Class A	1,509,102	33,442
*	Under Armour Inc. Class C	1,557,807	28,757
	Lennar Corp. Class B	46,974	3,868
			33,468,153
Consumer Staples (6.1%)
	Procter & Gamble Co.	19,690,664	2,666,706
	Coca-Cola Co.	31,013,854	1,634,740
	PepsiCo Inc.	11,031,906	1,560,463
	Walmart Inc.	11,085,451	1,505,737
	Costco Wholesale Corp.	3,539,397	1,247,567
	Philip Morris International Inc.	12,452,733	1,105,055

		Shares	Market Value ($000)
	Altria Group Inc.	14,862,776	760,379
	Mondelez International Inc. Class A	11,290,394	660,827
	Colgate-Palmolive Co.	6,783,901	534,775
	Estee Lauder Cos. Inc. Class A	1,836,939	534,274
	Kimberly-Clark Corp.	2,703,009	375,853
	Sysco Corp.	4,082,117	321,426
	Walgreens Boots Alliance Inc.	5,736,172	314,916
	Constellation Brands Inc. Class A	1,359,894	310,056
	General Mills Inc.	4,890,310	299,874
*	Monster Beverage Corp.	2,955,046	269,175
	Archer-Daniels-Midland Co.	4,466,737	254,604
	Kroger Co.	6,089,661	219,167
	Kraft Heinz Co.	5,187,542	207,502
	Hershey Co.	1,172,121	185,383
	McCormick & Co. Inc.	1,989,654	177,397
	Tyson Foods Inc. Class A	2,357,859	175,189
	Church & Dwight Co. Inc.	1,959,976	171,204
	Conagra Brands Inc.	3,904,655	146,815
	Clorox Co.	756,067	145,830
	Kellogg Co.	2,035,502	128,847
	J M Smucker Co.	876,462	110,899
	Hormel Foods Corp.	2,243,718	107,205
	Brown-Forman Corp. Class B	1,459,724	100,677
	Lamb Weston Holdings Inc.	1,171,446	90,764
	Campbell Soup Co.	1,620,769	81,476
	Molson Coors Beverage Co. Class B	1,503,676	76,913
			16,481,695
Energy (2.8%)
	Exxon Mobil Corp.	33,854,440	1,890,093
	Chevron Corp.	15,404,858	1,614,275
	ConocoPhillips	10,834,434	573,900
	EOG Resources Inc.	4,667,027	338,499
	Schlumberger NV	11,184,829	304,116
	Phillips 66	3,493,785	284,883
	Marathon Petroleum Corp.	5,205,212	278,427
	Pioneer Natural Resources Co.	1,645,687	261,368
	Kinder Morgan Inc.	15,571,212	259,261
	Valero Energy Corp.	3,267,775	233,973
	Williams Cos. Inc.	8,207,233	194,429
	ONEOK Inc.	3,555,184	180,106
	Occidental Petroleum Corp.	6,701,546	178,395
	Hess Corp.	2,184,225	154,556
	Halliburton Co.	7,107,520	152,527
	Baker Hughes Co. Class A	5,829,789	125,982
	Diamondback Energy Inc.	1,446,060	106,271
	Devon Energy Corp.	4,729,958	103,350
	Marathon Oil Corp.	6,316,818	67,464
	Cabot Oil & Gas Corp.	3,195,234	60,006
	APA Corp.	3,020,229	54,062
	HollyFrontier Corp.	1,190,477	42,595
	NOV Inc.	3,092,853	42,434
			7,500,972
Financials (11.2%)
*	Berkshire Hathaway Inc. Class B	15,246,280	3,894,967
	JPMorgan Chase & Co.	24,400,959	3,714,558
	Bank of America Corp.	60,750,692	2,350,444
	Wells Fargo & Co.	33,058,525	1,291,597

		Shares	Market Value ($000)
	Citigroup Inc.	16,691,110	1,214,278
	Morgan Stanley	11,999,318	931,867
	Goldman Sachs Group Inc.	2,751,166	899,631
	BlackRock Inc.	1,135,075	855,801
	Charles Schwab Corp.	11,966,650	779,986
	American Express Co.	5,218,080	738,045
	S&P Global Inc.	1,924,460	679,084
	Truist Financial Corp.	10,773,631	628,318
	U.S. Bancorp	10,931,603	604,627
	PNC Financial Services Group Inc.	3,390,759	594,773
	CME Group Inc.	2,870,637	586,270
	Chubb Ltd.	3,600,193	568,723
	Intercontinental Exchange Inc.	4,491,229	501,581
	Marsh & McLennan Cos. Inc.	4,063,179	494,895
	Capital One Financial Corp.	3,672,306	467,228
	Progressive Corp.	4,683,364	447,776
	Aon plc Class A	1,806,860	415,777
	Moody's Corp.	1,286,746	384,235
	MetLife Inc.	6,011,340	365,429
	American International Group Inc.	6,916,240	319,599
	T Rowe Price Group Inc.	1,823,122	312,848
	Bank of New York Mellon Corp.	6,453,435	305,183
	Travelers Cos. Inc.	2,017,008	303,358
	Prudential Financial Inc.	3,173,365	289,094
	Allstate Corp.	2,422,418	278,336
	MSCI Inc. Class A	660,502	276,935
	Aflac Inc.	5,121,844	262,136
	Willis Towers Watson plc	1,030,959	235,966
	First Republic Bank	1,407,543	234,708
	Discover Financial Services	2,451,481	232,866
	Ameriprise Financial Inc.	933,756	217,052
*	SVB Financial Group	431,666	213,096
	Fifth Third Bancorp	5,686,799	212,971
	Arthur J Gallagher & Co.	1,549,333	193,310
	Hartford Financial Services Group Inc.	2,859,463	190,984
	State Street Corp.	2,110,148	177,274
	Synchrony Financial	4,341,414	176,522
	Northern Trust Corp.	1,666,806	175,198
	Regions Financial Corp.	7,674,413	158,553
	M&T Bank Corp.	1,028,900	155,992
	KeyCorp.	7,748,699	154,819
	MarketAxess Holdings Inc.	304,055	151,395
	Citizens Financial Group Inc.	3,399,954	150,108
	Nasdaq Inc.	921,567	135,894
	Huntington Bancshares Inc.	8,128,421	127,779
	Cincinnati Financial Corp.	1,199,449	123,651
	Principal Financial Group Inc.	2,027,636	121,577
	Raymond James Financial Inc.	979,120	120,001
	Loews Corp.	1,815,660	93,107
	Lincoln National Corp.	1,443,257	89,872
	Cboe Global Markets Inc.	857,575	84,634
	W R Berkley Corp.	1,120,345	84,418
	Comerica Inc.	1,114,170	79,931
	Everest Re Group Ltd.	319,819	79,254
	Invesco Ltd.	3,014,959	76,037
	Globe Life Inc.	759,736	73,413
	Zions Bancorp NA	1,312,452	72,132
	Assurant Inc.	463,079	65,651

		Shares	Market Value ($000)
	Franklin Resources Inc.	2,181,632	64,576
	People's United Financial Inc.	3,398,163	60,827
	Unum Group	1,630,068	45,365
			30,386,312
Health Care (12.9%)
	Johnson & Johnson	21,019,592	3,454,570
	UnitedHealth Group Inc.	7,558,835	2,812,416
	Abbott Laboratories	14,165,074	1,697,542
	Pfizer Inc.	44,599,926	1,615,855
	Merck & Co. Inc.	20,232,356	1,559,712
	AbbVie Inc.	14,120,344	1,528,104
	Thermo Fisher Scientific Inc.	3,148,548	1,436,934
	Medtronic plc	10,779,054	1,273,330
	Eli Lilly and Co.	6,360,922	1,188,347
	Amgen Inc.	4,618,283	1,149,075
	Danaher Corp.	5,068,185	1,140,747
	Bristol-Myers Squibb Co.	17,915,035	1,130,976
	CVS Health Corp.	10,485,017	788,788
	Anthem Inc.	1,958,250	702,914
*	Intuitive Surgical Inc.	941,226	695,509
	Cigna Corp.	2,813,388	680,108
	Gilead Sciences Inc.	10,047,755	649,386
	Stryker Corp.	2,616,910	637,427
	Zoetis Inc.	3,799,395	598,329
	Becton Dickinson and Co.	2,323,030	564,845
*	Illumina Inc.	1,166,666	448,070
*	Vertex Pharmaceuticals Inc.	2,078,625	446,676
*	Boston Scientific Corp.	11,331,235	437,952
	Humana Inc.	1,030,443	432,013
*	Edwards Lifesciences Corp.	4,993,826	417,684
	HCA Healthcare Inc.	2,120,170	399,313
*	Regeneron Pharmaceuticals Inc.	841,910	398,341
*	Biogen Inc.	1,218,340	340,831
	Baxter International Inc.	4,039,715	340,710
*	IDEXX Laboratories Inc.	683,234	334,313
*	Align Technology Inc.	575,947	311,893
	Agilent Technologies Inc.	2,436,501	309,777
*	Centene Corp.	4,652,036	297,312
*	IQVIA Holdings Inc.	1,529,700	295,446
*	DexCom Inc.	769,357	276,499
*	Alexion Pharmaceuticals Inc.	1,758,366	268,872
	Zimmer Biomet Holdings Inc.	1,661,417	265,960
	McKesson Corp.	1,271,531	247,999
	ResMed Inc.	1,164,286	225,895
*	Mettler-Toledo International Inc.	187,143	216,279
*	Laboratory Corp. of America Holdings	780,884	199,149
	Cerner Corp.	2,449,503	176,070
	West Pharmaceutical Services Inc.	592,825	167,046
	Teleflex Inc.	373,089	155,003
*	Hologic Inc.	2,061,468	153,332
	Cooper Cos. Inc.	393,379	151,093
*	Catalent Inc.	1,361,358	143,365
	Cardinal Health Inc.	2,346,713	142,563
*	Waters Corp.	497,560	141,392
	AmerisourceBergen Corp. Class A	1,179,729	139,291
	Quest Diagnostics Inc.	1,067,282	136,975
*	Viatris Inc.	9,664,141	135,008
	STERIS plc	682,814	130,062

		Shares	Market Value ($000)
*	Varian Medical Systems Inc.	735,109	129,769
*	Incyte Corp.	1,493,332	121,363
*	ABIOMED Inc.	361,777	115,309
	PerkinElmer Inc.	897,089	115,087
	DENTSPLY SIRONA Inc.	1,752,277	111,813
*	Bio-Rad Laboratories Inc. Class A	172,473	98,511
	Universal Health Services Inc. Class B	623,113	83,117
*	Henry Schein Inc.	1,140,133	78,943
*	DaVita Inc.	577,299	62,215
	Perrigo Co. plc	1,064,532	43,082
			34,946,307
Industrials (8.8%)
	Honeywell International Inc.	5,561,620	1,207,261
	Union Pacific Corp.	5,356,390	1,180,602
	Boeing Co.	4,387,163	1,117,498
	Caterpillar Inc.	4,360,184	1,010,996
	United Parcel Service Inc. Class B	5,753,644	978,062
	Raytheon Technologies Corp.	12,151,424	938,941
	Deere & Co.	2,506,236	937,683
	General Electric Co.	70,111,696	920,567
	3M Co.	4,630,478	892,200
	Lockheed Martin Corp.	1,970,938	728,262
	CSX Corp.	6,097,676	587,938
	FedEx Corp.	1,950,053	553,893
	Norfolk Southern Corp.	2,014,548	540,946
	Illinois Tool Works Inc.	2,303,972	510,376
	Eaton Corp. plc	3,183,154	440,167
	Emerson Electric Co.	4,798,052	432,880
	Waste Management Inc.	3,111,890	401,496
	Northrop Grumman Corp.	1,239,812	401,253
	Johnson Controls International plc	5,759,242	343,654
	Roper Technologies Inc.	839,090	338,439
	General Dynamics Corp.	1,854,429	336,690
	L3Harris Technologies Inc.	1,643,956	333,197
	Parker-Hannifin Corp.	1,032,066	325,545
	Trane Technologies plc	1,906,709	315,675
	Cummins Inc.	1,183,679	306,703
	IHS Markit Ltd.	2,981,175	288,518
	Southwest Airlines Co.	4,721,899	288,319
	Carrier Global Corp.	6,535,723	275,938
	PACCAR Inc.	2,775,327	257,883
*	TransDigm Group Inc.	437,431	257,174
	Stanley Black & Decker Inc.	1,286,764	256,928
	Rockwell Automation Inc.	928,972	246,586
	Delta Air Lines Inc.	5,100,095	246,233
	Cintas Corp.	705,802	240,897
	AMETEK Inc.	1,843,826	235,512
	Fastenal Co.	4,591,503	230,861
	Verisk Analytics Inc. Class A	1,302,428	230,126
	Otis Worldwide Corp.	3,261,397	223,243
	Kansas City Southern	726,486	191,734
	Fortive Corp.	2,703,349	190,965
*	United Rentals Inc.	576,876	189,971
	Old Dominion Freight Line Inc.	766,854	184,359
*	Copart Inc.	1,661,478	180,453
	Equifax Inc.	973,281	176,290
	Republic Services Inc. Class A	1,681,505	167,058
*	Generac Holdings Inc.	502,752	164,626

		Shares	Market Value ($000)
	Dover Corp.	1,148,947	157,555
	Xylem Inc.	1,440,787	151,542
*	Ingersoll Rand Inc.	2,981,210	146,705
*	United Airlines Holdings Inc.	2,548,046	146,615
	Expeditors International of Washington Inc.	1,353,070	145,712
	WW Grainger Inc.	351,987	141,122
	Jacobs Engineering Group Inc.	1,041,231	134,600
	IDEX Corp.	607,321	127,124
	Masco Corp.	2,056,001	123,154
*	Teledyne Technologies Inc.	295,691	122,313
	American Airlines Group Inc.	5,116,929	122,295
	Westinghouse Air Brake Technologies Corp.	1,420,089	112,414
	JB Hunt Transport Services Inc.	666,940	112,093
	Fortune Brands Home & Security Inc.	1,108,383	106,205
	Leidos Holdings Inc.	1,066,559	102,688
	CH Robinson Worldwide Inc.	1,070,091	102,119
	Textron Inc.	1,814,620	101,764
	Howmet Aerospace Inc.	3,117,196	100,156
	Snap-on Inc.	434,005	100,142
	Quanta Services Inc.	1,106,489	97,349
	Allegion plc	725,472	91,134
	Pentair plc	1,325,380	82,598
	A O Smith Corp.	1,083,400	73,249
	Nielsen Holdings plc	2,856,270	71,835
	Robert Half International Inc.	904,382	70,605
	Alaska Air Group Inc.	995,105	68,871
	Huntington Ingalls Industries Inc.	321,920	66,267
	Rollins Inc.	1,773,745	61,052
			23,843,876
Information Technology (26.5%)
	Apple Inc.	126,188,899	15,413,974
	Microsoft Corp.	60,310,311	14,219,362
	Visa Inc. Class A	13,562,744	2,871,640
	NVIDIA Corp.	4,957,765	2,647,100
	Mastercard Inc. Class A	7,011,121	2,496,310
*	PayPal Holdings Inc.	9,365,204	2,274,246
	Intel Corp.	32,489,278	2,079,314
*	Adobe Inc.	3,832,832	1,822,013
	Cisco Systems Inc.	33,757,918	1,745,622
*	salesforce.com Inc.	7,338,533	1,554,815
	Broadcom Inc.	3,264,265	1,513,509
	Accenture plc Class A	5,071,683	1,401,052
	Texas Instruments Inc.	7,358,497	1,390,682
	QUALCOMM Inc.	9,083,802	1,204,421
	Oracle Corp.	14,830,872	1,040,682
	Applied Materials Inc.	7,338,004	980,357
	International Business Machines Corp.	7,145,567	952,218
	Intuit Inc.	2,189,742	838,803
*	Micron Technology Inc.	8,945,199	789,056
*	ServiceNow Inc.	1,568,028	784,187
*	Advanced Micro Devices Inc.	9,689,734	760,644
	Fidelity National Information Services Inc.	4,966,783	698,379
	Lam Research Corp.	1,142,761	680,217
	Automatic Data Processing Inc.	3,421,917	644,929
*	Fiserv Inc.	4,603,765	548,032
*	Autodesk Inc.	1,758,299	487,313
	Global Payments Inc.	2,361,006	475,932
	Analog Devices Inc.	2,949,701	457,440

		Shares	Market Value ($000)
	NXP Semiconductors NV	2,215,060	445,980
	KLA Corp.	1,232,020	407,059
	TE Connectivity Ltd.	2,646,009	341,626
	Microchip Technology Inc.	2,153,343	334,242
	Cognizant Technology Solutions Corp. Class A	4,243,415	331,496
	HP Inc.	10,017,010	318,040
	Amphenol Corp. Class A	4,791,520	316,097
*	Cadence Design Systems Inc.	2,231,065	305,634
*	Synopsys Inc.	1,218,566	301,936
	Corning Inc.	6,144,951	267,367
	Motorola Solutions Inc.	1,351,987	254,241
	Paychex Inc.	2,567,219	251,639
	Xilinx Inc.	1,964,253	243,371
	Skyworks Solutions Inc.	1,319,027	242,015
*	ANSYS Inc.	693,784	235,581
*	Keysight Technologies Inc.	1,488,796	213,493
*	Zebra Technologies Corp. Class A	427,345	207,339
*	Fortinet Inc.	1,083,208	199,765
	Maxim Integrated Products Inc.	2,142,880	195,795
	CDW Corp.	1,127,567	186,894
*	FleetCor Technologies Inc.	666,866	179,140
*	Enphase Energy Inc.	1,032,011	167,351
*	Qorvo Inc.	906,033	165,532
	Hewlett Packard Enterprise Co.	10,407,008	163,806
	Western Digital Corp.	2,448,299	163,424
	Teradyne Inc.	1,331,730	162,045
*	VeriSign Inc.	795,975	158,208
*	Trimble Inc.	2,008,634	156,252
*	Paycom Software Inc.	392,071	145,090
	Broadridge Financial Solutions Inc.	925,014	141,620
	Citrix Systems Inc.	983,416	138,032
*	Tyler Technologies Inc.	324,526	137,771
*	Akamai Technologies Inc.	1,306,020	133,083
*	Arista Networks Inc.	439,550	132,696
*	Gartner Inc.	709,462	129,512
	NetApp Inc.	1,780,393	129,381
	Seagate Technology plc	1,606,668	123,312
	Monolithic Power Systems Inc.	343,017	121,157
*	F5 Networks Inc.	493,480	102,950
	NortonLifeLock Inc.	4,653,529	98,934
	Jack Henry & Associates Inc.	608,154	92,269
	Western Union Co.	3,288,512	81,095
	Juniper Networks Inc.	2,618,146	66,318
	DXC Technology Co.	2,038,010	63,708
*	IPG Photonics Corp.	286,058	60,341
	FLIR Systems Inc.	1,050,463	59,320
	Xerox Holdings Corp.	85,370	2,072
			71,646,278
Materials (2.7%)
	Linde plc	4,180,734	1,171,191
	Air Products and Chemicals Inc.	1,769,319	497,780
	Sherwin-Williams Co.	644,750	475,832
	Ecolab Inc.	1,988,691	425,719
	Newmont Corp.	6,400,466	385,756
	Freeport-McMoRan Inc.	11,662,841	384,057
	Dow Inc.	5,959,484	381,050
	DuPont de Nemours Inc.	4,305,449	332,725
	PPG Industries Inc.	1,895,169	284,768

		Shares	Market Value ($000)
	International Flavors & Fragrances Inc.	1,988,924	277,674
	Corteva Inc.	5,950,953	277,434
	Ball Corp.	2,621,525	222,148
	LyondellBasell Industries NV Class A	2,056,225	213,950
	Nucor Corp.	2,383,387	191,315
	Vulcan Materials Co.	1,059,566	178,802
	International Paper Co.	3,142,350	169,907
	Martin Marietta Materials Inc.	498,506	167,408
	Amcor plc	12,491,210	145,897
	Celanese Corp. Class A	912,858	136,755
	Albemarle Corp.	932,844	136,298
	Avery Dennison Corp.	663,849	121,916
	Eastman Chemical Co.	1,086,345	119,628
	FMC Corp.	1,034,390	114,414
	Westrock Co.	2,106,597	109,648
	Packaging Corp. of America	759,029	102,074
	Mosaic Co.	2,755,971	87,116
	CF Industries Holdings Inc.	1,708,838	77,547
	Sealed Air Corp.	1,237,540	56,704
			7,245,513
Real Estate (2.5%)
	American Tower Corp.	3,553,686	849,544
	Prologis Inc.	5,914,227	626,908
	Crown Castle International Corp.	3,449,272	593,723
	Equinix Inc.	714,033	485,250
	Digital Realty Trust Inc.	2,248,349	316,658
	Public Storage	1,216,232	300,117
	Simon Property Group Inc.	2,627,218	298,899
	SBA Communications Corp. Class A	874,232	242,643
	Welltower Inc.	3,338,563	239,141
	Weyerhaeuser Co.	5,982,666	212,983
*	CBRE Group Inc. Class A	2,682,929	212,247
	AvalonBay Communities Inc.	1,115,554	205,831
	Equity Residential	2,739,508	196,231
	Realty Income Corp.	2,985,169	189,558
	Alexandria Real Estate Equities Inc.	1,016,004	166,929
	Ventas Inc.	2,994,815	159,743
	Essex Property Trust Inc.	519,593	141,246
	Extra Space Storage Inc.	1,055,485	139,905
	Healthpeak Properties Inc.	4,311,776	136,856
	Mid-America Apartment Communities Inc.	915,592	132,175
	Duke Realty Corp.	2,989,081	125,332
	Boston Properties Inc.	1,132,657	114,693
	UDR Inc.	2,372,317	104,050
	Host Hotels & Resorts Inc.	5,634,603	94,943
	Iron Mountain Inc.	2,308,267	85,429
	Regency Centers Corp.	1,261,199	71,523
	Kimco Realty Corp.	3,449,792	64,684
	Vornado Realty Trust	1,252,775	56,863
	Federal Realty Investment Trust	558,565	56,666
	SL Green Realty Corp.	15,061	1,054
			6,621,824
Utilities (2.6%)
	NextEra Energy Inc.	15,672,400	1,184,990
	Duke Energy Corp.	6,146,810	593,352
	Southern Co.	8,450,744	525,298
	Dominion Energy Inc.	6,443,251	489,429

		Shares	Market Value ($000)
	Exelon Corp.	7,809,643	341,594
	American Electric Power Co. Inc.	3,971,215	336,362
	Sempra Energy	2,420,269	320,879
	Xcel Energy Inc.	4,299,811	285,981
	Public Service Enterprise Group Inc.	4,040,090	243,254
	Eversource Energy	2,741,313	237,370
	WEC Energy Group Inc.	2,522,736	236,103
	American Water Works Co. Inc.	1,450,231	217,419
	DTE Energy Co.	1,548,825	206,211
	Edison International	3,034,540	177,824
	PPL Corp.	6,147,018	177,280
	Consolidated Edison Inc.	2,237,073	167,333
	Ameren Corp.	2,025,651	164,807
	Entergy Corp.	1,602,019	159,353
	FirstEnergy Corp.	4,345,980	150,762
	AES Corp.	5,338,172	143,116
	CMS Energy Corp.	2,309,411	141,382
	Alliant Energy Corp.	1,996,282	108,119
	Evergy Inc.	1,813,018	107,929
	Atmos Energy Corp.	1,024,390	101,261
	CenterPoint Energy Inc.	4,410,432	99,896
	NiSource Inc.	3,132,139	75,516
	NRG Energy Inc.	1,954,662	73,749
	Pinnacle West Capital Corp.	902,561	73,423
			7,139,992
Total Common Stocks (Cost $102,706,539)			268,655,886
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[2,3]	Vanguard Market Liquidity Fund, 0.081%	15,144,421	1,514,442
		Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
[4]	U.S. Treasury Bill, 0.081%, 5/18/21	52,000	51,999
Total Temporary Cash Investments (Cost $1,566,436)			1,566,441
Total Investments (100.0%) (Cost $104,272,975)			270,222,327
Other Assets and Liabilities—Net (0.0%)			14,529
Net Assets (100%)			270,236,856
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $139,310,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $146,850,000 was received for securities on loan, of which $142,386,000 is held in Vanguard Market Liquidity Fund and $4,464,000 is held in cash.
4	Securities with a value of $51,999,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2021	7,128	1,413,981	12,271

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Clorox Co.	1/31/22	GSI	47,115	(0.108)	1,103	—
Consolidated Edison Inc.	8/31/21	BOANA	37,400	(0.519)	373	—
State Street Corp.	8/31/22	BOANA	50,406	(0.606)	299	—
State Street Corp.	8/31/22	BOANA	8,401	(0.608)	50	—
Williams Cos. Inc.	8/31/21	BOANA	35,535	(0.519)	600	—
					2,425	—
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At March 31, 2021, the counterparties had deposited in segregated accounts securities with a value of $10,710,000 in connection with open over-the-counter swap contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	268,655,886	—	—	268,655,886
Temporary Cash Investments	1,514,442	51,999	—	1,566,441
Total	270,170,328	51,999	—	270,222,327
Derivative Financial Instruments
Assets
Futures Contracts[1]	12,271	—	—	12,271
Swap Contracts	—	2,425	—	2,425
Total	12,271	2,425	—	14,696
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.